Note 14 - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Weighted average expected life in years	5 years 146 days	4 years 109 days
Weighted average risk free interest rate	1.81%	0.73%
Weighted average volatility	136.11%	149.85%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%